Deposits - Interest Expenses on Deposits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Banking And Thrift [Abstract]
Interest bearing checking accounts	$ 1,243	$ 1,180	$ 1,435
Money market accounts	73	58	108
Savings	79	71	114
Other time deposits	5,719	9,262	12,550
Total	$ 7,114	$ 10,571	$ 14,207